Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0
Prepaid expenses	2,173,528	292,680
Research and Development Expense	9,133,455	8,820,204	$ 8,739,420
Unrecognized Tax Benefits		0	0
General and administrative expenses
Summary of Significant Accounting Policies [Line Items]
Depreciation	0	5,013	15,412
Research and development expenses
Summary of Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 3,066,875	3,372,093	7,907,213
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	22 years
Amortization of Intangible Assets	$ 4,126	$ 3,894	$ 3,793